Inventories, Net (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Inventories [Line Items]
Total Inventories	$ 48,242	$ 400,543	$ 216,069
Gift card (or E-voucher) [Member]
Schedule of Inventories [Line Items]
Total Inventories	20,641	378,710	187,271
Nutrition products [Member]
Schedule of Inventories [Line Items]
Total Inventories	12,940	8,383	28,798
Food and beverage products [Member]
Schedule of Inventories [Line Items]
Total Inventories	$ 14,661	$ 13,450